SIGNIFICANT ACCOUNTING POLICIES (Valuation Assumptions for Stock Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
The weighted average fair value of options granted, as calculated by the third party appraiser	$ 5.6	$ 7.42	$ 6.12
Volatility	38.00%	49.00%	73.00%
Risk-free interest rate	1.10%	0.98%	0.93%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	4 years 5 months 26 days	4 years 7 months 17 days	4 years 8 months 12 days